SCHEDULE OF PROPERTY PLANT AND EQUIPMENT (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property plant and equipment gross		$ 1,474,072	$ 1,367,883
Less: accumulated depreciation		(1,111,136)	(1,011,828)
Property and equipment, net	$ 309,498	362,936	356,055
Medical Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross		352,133	352,133
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross		123,486	123,486
Computer Software And Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross		136,205	136,205
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross		18,779	18,779
Manufacturing Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross		501,421	395,232
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross		$ 342,048	$ 342,048